Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingent Liabilities [Abstract]
Open purchase orders	$ 6,132	$ 4,951
Non-paid purchase obligation	3,130	$ 5,513
Cost claim letter	$ 2,346